Schedule of Investments (unaudited) March 31, 2020	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.9%

Aerospace & Defense — 1.6%
Raytheon Co.	12,446	$1,632,293
TransDigm Group, Inc.(a)	3,570	1,143,078

		2,775,371

Automobiles — 0.5%
Ferrari NV(b)	5,399	823,725

Beverages — 0.8%
Constellation Brands, Inc., Class A	10,025	1,437,184

Biotechnology — 2.3%(a)
Biogen, Inc.	3,146	995,332
Vertex Pharmaceuticals, Inc.	12,159	2,893,234

		3,888,566

Capital Markets — 4.6%
CME Group, Inc.	17,737	3,066,904
S&P Global, Inc.	19,154	4,693,688

		7,760,592

Chemicals — 1.5%
Sherwin-Williams Co. (The)	5,642	2,592,612

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	14,102	1,305,281

Containers & Packaging — 1.2%
Ball Corp.	32,228	2,083,862

Electronic Equipment, Instruments & Components — 1.1%
Keysight Technologies, Inc.(a)	23,210	1,942,213

Entertainment — 3.7%
Netflix, Inc.(a)	16,845	6,325,297

Equity Real Estate Investment Trusts (REITs) — 2.9%
Prologis, Inc.	14,572	1,171,152
SBA Communications Corp.(a)	14,032	3,788,219

		4,959,371

Health Care Equipment & Supplies — 5.6%(a)
Align Technology, Inc.	11,920	2,073,484
Boston Scientific Corp.	70,592	2,303,417
Intuitive Surgical, Inc.	7,798	3,861,648
Varian Medical Systems, Inc.	13,264	1,361,682

		9,600,231

Health Care Providers & Services — 3.5%
Humana, Inc.	6,401	2,010,042
UnitedHealth Group, Inc.	15,563	3,881,101

		5,891,143

Hotels, Restaurants & Leisure — 0.7%
Domino’s Pizza, Inc.	3,637	1,178,643

Security	Shares	Value

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	7,205	$963,957
Roper Technologies, Inc.	6,351	1,980,305

		2,944,262

Interactive Media & Services — 7.3%(a)
Alphabet, Inc., Class A	4,794	5,570,388
Facebook, Inc., Class A	26,051	4,345,307
IAC/InterActiveCorp	13,577	2,433,406

		12,349,101

Internet & Direct Marketing Retail — 13.2%
Alibaba Group Holding Ltd., ADR(a)	21,372	4,156,426
Amazon.com, Inc.(a)	8,125	15,841,475
MercadoLibre, Inc.	5,027	2,456,092

		22,453,993

IT Services — 11.8%
GoDaddy, Inc., Class A(a)(b)	21,114	1,205,821
Mastercard, Inc., Class A	29,971	7,239,795
PayPal Holdings, Inc.(a)	19,762	1,892,014
Shopify, Inc., Class A(a)(b)	2,607	1,086,936
Visa, Inc., Class A	54,174	8,728,515

		20,153,081

Pharmaceuticals — 2.5%
AstraZeneca plc, ADR	27,337	1,220,870
Zoetis, Inc.	26,116	3,073,592

		4,294,462

Professional Services — 3.6%
CoStar Group, Inc.(a)(b)	6,840	4,016,517
TransUnion	31,673	2,096,119

		6,112,636

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	28,802	2,582,099
ASML Holding NV (Registered), NYRS(b)	15,488	4,052,281

		6,634,380

Software — 16.9%
Adobe, Inc.(a)	15,464	4,921,264
Intuit, Inc.	16,341	3,758,430
Microsoft Corp.	71,610	11,293,613
salesforce.com, Inc.(a)	28,643	4,124,019
ServiceNow, Inc.(a)	16,185	4,638,297

		28,735,623

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	28,971	2,492,955

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	14,159	3,600,492

Textiles, Apparel & Luxury Goods — 2.6%
LVMH Moet Hennessy Louis Vuitton SE	2,137	783,748
NIKE, Inc., Class B	43,590	3,606,636

		4,390,384

Total Common Stocks — 97.9% (Cost: $127,116,835)		166,725,460

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.6%

Software — 0.6%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $1,152,906)(a)(c)(d)	188,076	$1,038,179

Total Preferred Stocks — 0.6% (Cost: $1,152,906)		1,038,179

Total Long-Term Investments — 98.5% (Cost: $128,269,741)		167,763,639

Security	Shares	Value

Short-Term Securities — 5.7%(e)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	1,930,851	$1,930,851
SL Liquidity Series, LLC, Money Market Series, 0.88%(f)	7,771,743	7,769,411

Total Short-Term Securities — 5.7% (Cost: $9,698,701)		9,700,262

Total Investments — 104.2% (Cost: $137,968,442)		177,463,901

Liabilities in Excess of Other Assets — (4.2)%		(7,191,054)

Net Assets — 100.0%		$170,272,847

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,038,179, representing 0.61% of its net assets as of period end, and an original cost of $1,152,906.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	232,078	1,698,773	—	1,930,851	$1,930,851	$2,886		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	4,710,170	3,061,573	—	7,771,743	7,769,411	4,251	(c)	(3,596)	1,541

					$9,700,262	$7,137		$(3,596)	$1,541

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

NYRS	New York Registered Shares

S&P	Standard & Poor’s

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Capital Appreciation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,775,371	$—	$—	$2,775,371
Automobiles	823,725	—	—	823,725
Beverages	1,437,184	—	—	1,437,184
Biotechnology	3,888,566	—	—	3,888,566
Capital Markets	7,760,592	—	—	7,760,592
Chemicals	2,592,612	—	—	2,592,612
Commercial Services & Supplies	1,305,281	—	—	1,305,281
Containers & Packaging	2,083,862	—	—	2,083,862
Electronic Equipment, Instruments & Components	1,942,213	—	—	1,942,213
Entertainment	6,325,297	—	—	6,325,297
Equity Real Estate Investment Trusts (REITs)	4,959,371	—	—	4,959,371
Health Care Equipment & Supplies	9,600,231	—	—	9,600,231
Health Care Providers & Services	5,891,143	—	—	5,891,143
Hotels, Restaurants & Leisure	1,178,643	—	—	1,178,643
Industrial Conglomerates	2,944,262	—	—	2,944,262
Interactive Media & Services	12,349,101	—	—	12,349,101
Internet & Direct Marketing Retail	22,453,993	—	—	22,453,993
IT Services	20,153,081	—	—	20,153,081
Pharmaceuticals	4,294,462	—	—	4,294,462
Professional Services	6,112,636	—	—	6,112,636
Semiconductors & Semiconductor Equipment	6,634,380	—	—	6,634,380
Software	28,735,623	—	—	28,735,623
Specialty Retail	2,492,955	—	—	2,492,955
Technology Hardware, Storage & Peripherals	3,600,492	—	—	3,600,492
Textiles, Apparel & Luxury Goods	3,606,636	783,748	—	4,390,384
Preferred Stocks(a)	—	—	1,038,179	1,038,179
Short-Term Securities	1,930,851	—	—	1,930,851

Subtotal	$167,872,563	$783,748	$1,038,179	$169,694,490

Investments Valued at NAV(b)				7,769,411

Total Investments				$177,463,901

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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